ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued Expenses and Other Accounts Payable [Text Block]
NOTE 10:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2013	2014

Employees and payroll accruals	$6,675	$7,243
Accrued expenses	2,925	5,191
Deferred and contingent payments related to acquisitions	4,167	170
Government authorities	2,495	1,395
Other	675	1,014

	$16,937	$15,013